PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 4 - PREPAID EXPENSES AND OTHER RECEIVABLES

Prepaid expenses and other receivables consist of the following:

	December 31,
	2023	2022

Prepaid expenses	$47,000	$612,000
Other receivables	107,000	100,000

	$154,000	$712,000